NONCONTROLLING INTEREST (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
NONCONTROLLING INTEREST
Noncontrolling interests, Beginning Balance	¥ 17,770,850	$ 2,502,972	¥ 13,015,392	$ 1,833,180	¥ 379,724,280	$ 53,483,046
Net loss attributable to noncontrolling interest	7,427,235	1,046,104	4,633,205	652,573	5,590,513	787,407
Noncontrolling interests from consolidation since acquisition	0	0	162,253	22,853	372,299,401	52,437,273
Contributions from noncontrolling interests	(262,000)	(36,902)	(40,000)	(5,634)
Noncontrolling Interest, Ending Balance	¥ 24,936,085	$ 3,512,174	¥ 17,770,850	$ 2,502,972	¥ 13,015,392	$ 1,833,180